Loans (Impaired Loans Information) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2018	Mar. 31, 2018
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	¥ 567,844	¥ 615,260
Small balance homogeneous loans of which were collectively evaluated for impairment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Recorded investment	¥ 252,407	¥ 245,809